Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018	[1]
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 56.5	£ 100.3
Liabilities in respect of put option agreements with vendors	101.4	128.8
Fair value of derivatives	11.2	21.2
Other creditors and accruals	144.4	199.3
Trade and other payables	£ 313.5	£ 449.6	£ 810.0

[1]	Figures have been restated as described in the accounting policies.